Average Recorded Investments of Impaired Loans and Interest Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	¥ 113,544	¥ 171,960	¥ 259,939
Interest Income on Impaired Loans		2,381	4,441	4,468
Interest on Impaired Loans Collected in Cash		1,921	3,679	4,136
Consumer Loan
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	11,822	11,445	9,586
Interest Income on Impaired Loans		376	295	209
Interest on Impaired Loans Collected in Cash		273	230	168
Consumer Housing loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	6,286	8,004	8,635
Interest Income on Impaired Loans		268	231	188
Interest on Impaired Loans Collected in Cash		180	178	152
Consumer-Card loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	3,368	2,453	771
Interest Income on Impaired Loans		60	38	16
Interest on Impaired Loans Collected in Cash		51	31	12
Consumer - Other
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	2,168	988	180
Interest Income on Impaired Loans		48	26	5
Interest on Impaired Loans Collected in Cash		42	21	4
Corporate Loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	82,986	134,927	221,136
Interest Income on Impaired Loans		2,005	4,146	4,259
Interest on Impaired Loans Collected in Cash		1,648	3,449	3,968
Non-recourse Loans | Japan
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	5,975	15,897	37,282
Interest Income on Impaired Loans		10	234	216
Interest on Impaired Loans Collected in Cash		10	219	211
Non-recourse Loans | The Americas
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	15,657	23,119	41,903
Interest Income on Impaired Loans		502	667	1,726
Interest on Impaired Loans Collected in Cash		502	667	1,726
Real estate companies
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	22,009	38,733	62,265
Interest Income on Impaired Loans		417	1,154	889
Interest on Impaired Loans Collected in Cash		355	990	804
Other-Entertainment industry
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	5,951	10,277	16,443
Interest Income on Impaired Loans		202	509	364
Interest on Impaired Loans Collected in Cash		149	343	322
Other - Other
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	33,394	46,901	63,243
Interest Income on Impaired Loans		874	1,582	1,064
Interest on Impaired Loans Collected in Cash		632	1,230	905
Purchased loans
Financing Receivable, Impaired [Line Items]
Average Recorded Investments in Impaired Loans	[1]	18,736	25,588	29,217
Interest Income on Impaired Loans		0	0	0
Interest on Impaired Loans Collected in Cash		¥ 0	¥ 0	¥ 0

[1]	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.